NEWYORK/525475.01111/6193675v3
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2002

If amended report check here:      |X|                      Amendment Number: 1

This Amendment (Check only one):   |X|  is a restatement
                                   |_|  adds new holding
                                         entries.

Gagnon Securities LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1370 Ave. of the Americas, Suite 2002   New York             NY           10019
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Sue Ann Murray                  Authorized Person                (212) 554-5000
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                Sue Ann Murray
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 New York, NY  05/15/02
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

|X|      13F HOLDINGS REPORT.

|_|      13F NOTICE.

|_|      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-
                                          ------------

Form 13F Information Table Entry Total:             56
                                          ------------

Form 13F Information Table Value Total:   $    188,774
                                          ------------
                                           (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                VALUE      SHARES/  SH   PUT/  INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSUP       (x$1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS SOLE SHARED     NONE
----------------------------------------------------------------------------------------------------------------------------
TRENWICK GROUP LTD               COM    G9032C 10 9     5,381     599,857  SH          SOLE      N/A                    NONE
AT&T CORP                        COM    001957 10 9       223      14,228  SH          SOLE      N/A                    NONE
ARROW INTL INC                   COM    042764 10 0    10,503     222,530  SH          SOLE      N/A                    NONE
AVID TECHNOLOGY INC              COM    05367P 10 0     6,085     437,445  SH          SOLE      N/A                    NONE
BANK OF AMERICA CORPORATION      COM    060505 10 4     1,141      16,769  SH          SOLE      N/A                    NONE
BANK OF NEW YORK INC             COM    064057 10 2     1,277      30,400  SH          SOLE      N/A                    NONE
BERKLEY W R CORP                 COM    084423 10 2     9,146     159,114  SH          SOLE      N/A                    NONE
BRISTOL MYERS SQUIBB CO          COM    110122 10 8     2,043      50,452  SH          SOLE      N/A                    NONE
CARDIODYNAMICS INTL CORP         COM    141597 10 4     1,194     281,005  SH          SOLE      N/A                    NONE
CHUBB CORP                       COM    171232 10 1     1,667      22,800  SH          SOLE      N/A                    NONE
CITIGROUP INC                    COM    172967 10 1     1,362      27,500  SH          SOLE      N/A                    NONE
COCA COLA CO                     COM    191216 10 0       272       5,214  SH          SOLE      N/A                    NONE
CORRECTIONAL SVCS CORP           COM    219921 10 3       542     265,500  SH          SOLE      N/A                    NONE
ELECSYS CORP                     COM    28473M 10 0       161     247,675  SH          SOLE      N/A                    NONE
EMISPHERE TECHNOLOGIES INC       COM    291345 10 6     7,756     455,941  SH          SOLE      N/A                    NONE
ESENJAY EXPL INC                 COM    296426 10 9     1,153     410,255  SH          SOLE      N/A                    NONE
EXULT INC DEL                    COM    302284 10 4    12,481   1,144,032  SH          SOLE      N/A                    NONE
FEDERAL NATL MTG ASSN            COM    313586 10 9     7,149      89,500  SH          SOLE      N/A                    NONE
GATEWAY INC                      COM    367626 10 8     2,397     379,351  SH          SOLE      N/A                    NONE
GENERAL ELEC CO                  COM    369604 10 3       584      15,600  SH          SOLE      N/A                    NONE
HOME DEPOT INC                   COM    437076 10 2    11,924     245,304  SH          SOLE      N/A                    NONE
IDINE REWARDS NETWORK INC        COM    45168A 10 0     3,103     318,300  SH          SOLE      N/A                    NONE
IMPATH INC                       COM    45255G 10 1    13,252     322,714  SH          SOLE      N/A                    NONE
INTUITIVE SURGICAL INC           COM    46120E 10 7     2,636     279,400  SH          SOLE      N/A                    NONE
JOHNSON & JOHNSON                COM    478160 10 4       520       8,000  SH          SOLE      N/A                    NONE
LASERSCOPE                       COM    518081 10 4       121      27,000  SH          SOLE      N/A                    NONE
LEXAR MEDIA INC                  COM    52886P 10 4     1,567     580,415  SH          SOLE      N/A                    NONE
LOCKHEED MARTIN CORP             COM    539830 10 9       415       7,200  SH          SOLE      N/A                    NONE
MCDONALDS CORP                   COM    580135 10 1       355      12,800  SH          SOLE      N/A                    NONE
MOLEX INC                        COM    608554 10 1       315       9,096  SH          SOLE      N/A                    NONE
MOLEX INC                        CL A   608554 20 0       256       8,384  SH          SOLE      N/A                    NONE
NASSDA CORP                      COM    63172M 10 1     1,902     125,115  SH          SOLE      N/A                    NONE
NOVADIGM INC                     COM    669937 104      3,060     394,325  SH          SOLE      N/A                    NONE
OPTIMAL ROBOTICS CORP            CL A   68388R 20 8     2,145     119,696  SH          SOLE      N/A                    NONE
                                 NEW
P A M TRANSN SVCS INC            COM    693149 10 6     3,054     120,725  SH          SOLE      N/A                    NONE
PLX TECHNOLOGY INC               COM    693417 10 7     7,503     615,024  SH          SOLE      N/A                    NONE
PALL CORP                        COM    696429 30 7       688      33,600  SH          SOLE      N/A                    NONE
PEPSICO INC                      COM    713448 10 8       492       9,550  SH          SOLE      N/A                    NONE
PER-SE TECHNOLOGIES INC          COM    713569 30 9     1,088      90,059  SH          SOLE      N/A                    NONE
                                 NEW
PETROQUEST ENERGY INC            COM    716748 10 8     3,528     615,701  SH          SOLE      N/A                    NONE
PROCTER & GAMBLE & CO            COM    742718 10 9     3,613      40,100  SH          SOLE      N/A                    NONE
REGENERATION TECH INC DEL        COM    75886N 10 0     4,053     559,055  SH          SOLE      N/A                    NONE
RENTRAK CORP                     COM    760174 10 2     5,320     759,958  SH          SOLE      N/A                    NONE
ROCHESTER MED CORP               COM    771497 10 4       866     164,945  SH          SOLE      N/A                    NONE
ROCKFORD CORP                    COM    77316P 10 1     2,593     281,891  SH          SOLE      N/A                    NONE
SBC COMMUNICATIONS INC           COM    78387G 10 3       231       6,498  SH          SOLE      N/A                    NONE
SERENA SOFTWARE INC              COM    817492 10 1     9,092     466,268  SH          SOLE      N/A                    NONE
SYMYX TECHNOLOGIES               COM    87155S 10 8     8,072     390,895  SH          SOLE      N/A                    NONE
TRC COS INC                      COM    872625 10 8     3,373     137,402  SH          SOLE      N/A                    NONE
UROLOGIX INC                     COM    917273 10 4     6,863     377,708  SH          SOLE      N/A                    NONE
VERIZON COMMUNICATIONS           COM    92343V 10 4       275       5,974  SH          SOLE      N/A                    NONE
VERMONT TEDDY BEAR INC           COM    92427X 10 9     1,192     353,842  SH          SOLE      N/A                    NONE
VIACOM INC                       CL B   925524 30 8       426       8,804  SH          SOLE      N/A                    NONE
WEBSENSE INC                     COM    947684 10 0     7,287     289,640  SH          SOLE      N/A                    NONE
WELLS FARGO & CO NEW             COM    949746 10 1     4,814      97,450  SH          SOLE      N/A                    NONE
WYETH                            COM    983024 10 0       263       4,000  SH          SOLE      N/A                    NONE